OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Current Assets

As at December 31 (millions of dollars)	2025	2024
Prepaid expenses and other assets	87	88
Materials and supplies	29	29
Regulatory assets (Note 11)	10	42
	126	159